Share-Based Payments - Other Programs - Additional Information (Detail) - 12 months ended Dec. 31, 2023 Unit_pure in Millions	EUR (€)	USD ($)		USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants	5.8 years	5.8 years
Options and warrants outstanding	75.8			75.8
Options and warrants vested	23.7	23.7
Weighted average share price at the date of exercise	€ 54.83	$ 60.59	[1]
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	10.32			$ 11.4	[1]
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	€ 128.46			$ 141.95

[1]	Amounts have been converted to US dollar at the closing rate of the respective period.